Basis of Presentation and General Information - Results of operations since the acquisition date (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Voyage revenues	$ 234,035	$ 145,041	$ 68,296
Operating income/(loss)	(425,574)	(1,432)	8,343
Net loss	$ (458,177)	(11,723)	$ 1,850
Oceanbulk
Voyage revenues		39,585
Operating income/(loss)		(645)
Net loss		(4,822)
Pappas Companies
Voyage revenues		2,249
Operating income/(loss)		111
Net loss		$ (213)